Other revenues	6 Months Ended
Jun. 30, 2014
Other revenues
9 Other revenues

in	6M14	6M13
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	388	249
Loans held-for-sale	0	(3)
Long-lived assets held-for-sale	25	(22)
Equity method investments	110	60
Other investments	201	102
Other	454	274
Other revenues	1,178	660